J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Prospectus dated November 14, 2016

JPMorgan Diversified Alternatives ETF

Prospectus dated March 1, 2017

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

Prospectus dated March 1, 2017

JPMorgan Global Bond Opportunities ETF

Prospectus dated August 9, 2017

JPMorgan Ultra-Short Income ETF

Prospectus dated May 11, 2017

JPMorgan Disciplined High Yield ETF

Prospectus dated July 1, 2017

Supplement dated December 28, 2017

to the Prospectuses as dated above, as supplemented

Going forward, the Funds will be permitted to be offered or sold in certain foreign jurisdictions where they may be lawfully offered or sold.    Therefore, effective immediately, the last paragraph of the “BUYING AND SELLING SHARES” in the “Purchase and Redemption of Shares” section of each prospectus is deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-ETF-1217

J.P. Morgan Exchange-Traded Funds

JPMorgan Diversified Return

U.S. Small Cap Equity ETF

Statement of Additional Information dated November 14, 2016, as supplemented

JPMorgan Diversified Alternatives ETF

Statement of Additional Information dated March 1, 2017, as supplemented

JPMorgan Diversified Return

Emerging Markets Equity ETF

JPMorgan Diversified Return

Europe Currency Hedged ETF

JPMorgan Diversified Return

Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return

International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return

U.S. Mid Cap Equity ETF

Statement of Additional Information dated March 1, 2017, as supplemented

JPMorgan Global Bond Opportunities ETF

Statement of Additional Information dated August 9, 2017, as supplemented

JPMorgan Ultra-Short Income ETF

Statement of Additional Information dated May 11, 2017, as supplemented

JPMorgan Disciplined High Yield ETF

Statement of Additional Information dated July 1, 2017, as supplemented

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Statement of Additional Information dated November 3, 2017

JPMorgan Event Driven ETF

Statement of Additional Information dated November 27, 2017

JPMorgan Managed Futures Strategy ETF

Statement of Additional Information dated December 4, 2017

Supplement dated December 28, 2017

to the Statements of Additional Information as dated above

Going forward, the Funds will be permitted to be offered or sold in certain foreign jurisdictions where they may be lawfully offered or sold. Therefore, effective immediately, the first paragraph of “Foreign Shareholders” in the “DISTRIBUTIONS AND TAX MATTERS” section of Part II of each Statement of Additional Information is deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-ETF-1217